Net defined benefit assets (liability) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Employee Defined Benefit Plan

	2024	2023
Fair value of plan assets	$42,488	$37,159
Defined benefit obligation	(41,042)	(31,440)
Other employee benefits	(388)	(373)
	$(41,430)	$(31,813)
Net defined benefit asset	$1,058	$5,346

Summary of Details of Defined Benefit Plans
Seniority premium plan: is a contingent liability that companies must pay to their employees according to article 224 of Panama’s Labor Code according to the following:

Eligibility:	All employees
Benefit:	One week of salary per years of service
Salary:	Average of the 5 prior years of the monthly base salary
Payment:	Lump sum

Summary of Components of Net Benefit Expense
The following table summarizes the components of net benefit expense included under “Wages, salaries, benefits and other employees’ expenses” in the accompanying consolidated statement of profit or loss:

Year ended December 31,2024	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	$2,690	$—	$2,690
Interest cost on net benefit obligation	2,015	(2,205)	(190)
Past service cost	62	—	62
Net periodic benefit cost (income)	$4,767	$(2,205)	$2,562

Year ended December 31,2023	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,725	$—	$2,725
Interest cost on net benefit obligation	1,715	(1,641)	74
Past service cost	13	—	13
Net periodic benefit cost (income)	$4,453	$(1,641)	$2,812

Year ended December 31,2022	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,860	—	2,860
Interest cost on net benefit obligation	972	(722)	250
Past service cost	16	—	16
Net periodic benefit cost (income)	$3,848	$(722)	$3,126

Summary of Reconciliation of Net Employee Defined Benefit Liabilities
The following table shows reconciliation from the opening balance to the closing balances for net employee defined benefit liabilities and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Net defined benefit assets (liability)
At January 1, 2022	$(34,593)	$27,413	$(490)	$(7,670)
Current service cost	(2,860)	—	—	(2,860)
Interest (cost) income	(972)	722	—	(250)
Past service cost	(16)	—	—	(16)
Return on plan assets	—	172	—	172
Experience gain (loss)	(3,959)	—	—	(3,959)
Actuarial changes arising from changes in financial assumptions	10,874	—	—	10,874
Employer contributions	—	3,911	—	3,911
Benefits paid	1,194	(869)	—	325
Others	—	(152)	129	(23)
As of December 31, 2022	$(30,332)	$31,197	$(361)	$504
Current service cost	(2,725)	—	—	(2,725)
Interest (cost) income	(1,715)	1,641	—	(74)
Past service cost	(13)	—	—	(13)
Return on plan assets	—	(251)	—	(251)
Experience gain (loss)	80	—	—	80
Actuarial changes arising from changes in financial assumptions	2,295	—	—	2,295
Employer contributions	—	4,572	—	4,572
Benefits paid	970	—	—	970
Others	—	—	(12)	(12)
As of December 31, 2023	$(31,440)	$37,159	$(373)	$5,346
Current service cost	(2,690)	—	—	(2,690)
Interest (cost) income	(2,015)	2,205	—	190
Past service cost	(62)	—	—	(62)
Return on plan assets	—	(335)		(335)
Experience gain (loss)	(440)	—	—	(440)
Actuarial changes arising from changes in financial assumptions	(5,633)	—	—	(5,633)
Employer contributions	—	4,875	—	4,875
Benefits paid	1,238	(1,416)	—	(178)
Others	—	—	(15)	(15)
As of December 31, 2024	$(41,042)	$42,488	$(388)	$1,058

Summary of Sensitivity Analysis for Actuarial Assumptions
The following were the principal actuarial assumptions at the reporting date:

	2024	2023	2022
Economic assumptions -
Discount rate	5.0%	6.7%	5.9%
Compensation - salary increase	4.0%	4.0%	4.0%
Demographic assumptions -
Mortality	Panama experience
Termination	2003 SoA pension plan
Retirement
Males		62 years
Females		57 years

Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2024		December, 31 2023		December, 31 2022
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$1,832	$(1,989)	$1,296	$(1,400)	$1,338	$(1,451)

Summary of Expected Contribution Payments to Defined Benefit Plan
The following payments are expected contributions to the defined benefit plan in future years:

	2024	2023
Up to one year	$4,271	$3,313
One to five years	13,301	11,873
Over five years	21,288	18,878
Total expected payments	$38,860	$34,064